CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate	11.20%	11.90%	13.40%
Amortization expenses increase decrease		₪ 249	₪ 253
Percentage of headroom of fixed line segment recoverable amount over carrying amount	23.00%	23.00%	9.00%
Change of after-tax discount rate within range	± 10% multiplied by the variable 9.3% (8.4% to 10.2%)
Change of terminal permanent growth rate within range	± 1% of the variable 0.9% (minus 0.9% to 1.9%)
Giza Singer Even. Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax cash flow projections period	five-year
Fixed-Line Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges			₪ 98
Recoverable amount			₪ 250
Pre-tax cash flow projections period	five-year period and using extrapolation with specific adjustments expected until 2027
Pre-tax discount rate			12.90%
Fixed-Line Segment [Member] | Giza Singer Even. Ltd [Member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount			₪ 250
Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment charges			2
Amortization expenses increase decrease	₪ 6	₪ 16	₪ 1